Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of Accounts Receivable

	As of December 31,
	2018	2019
	RMB	RMB	US$
Accounts receivable	151,219	163,933	23,548
Less: allowance for doubtful accounts	(9,308)	(28,516)	(4,096)

Total accounts receivable, net	141,911	135,417	19,452

Schedule of Movement in Allowance for Doubtful Accounts	The following table presents the movement in the allowance for doubtful accounts:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Balance at beginning of year	3,462	9,308	1,337
Provisions	6,389	20,054	2,881
Write-offs	(543)	(846)	(122)

Balance at end of year	9,308	28,516	4,096